Equity (Details Narrative) $ / shares in Units, $ in Thousands						1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2020 $ / shares shares	Jan. 21, 2020 shares	Feb. 08, 2019 USD ($) $ / shares	Jan. 22, 2019 USD ($) shares	Jun. 15, 2017 $ / shares	Jan. 31, 2019 shares	Sep. 26, 2020 USD ($) $ / shares shares	Sep. 28, 2019 USD ($) $ / shares	Sep. 26, 2020 USD ($) Day $ / shares shares	Sep. 28, 2019 USD ($) $ / shares shares	Dec. 28, 2019 USD ($) $ / shares shares	Dec. 29, 2018 USD ($) $ / shares shares	Oct. 26, 2020 USD ($)	Dec. 28, 2018 $ / shares shares	May 29, 2015 $ / shares shares
Number of shares of common stock									548,015	3,354,080	3,459,680
Shares issued											22,400	168,424
Stock based compensation | $									$ 534	$ 621	$ 832	$ 1,151
Preferred stock, shares authorized							20,000,000		20,000,000		20,000,000	20,000,000
Preferred stock, stated value per share | $ / shares							$ 0.00001		$ 0.00001		$ 0.00001	$ 0.00001
Preferred stock, redemption terms											The Series E Preferred Stock carries quarterly dividend rights of (a) cash dividends accruing (i) at an annual rate per share equal to 12% from the date of issuance and (ii) 17% after the occurrence of a Preferred Default, and (b) a dividend payable in shares of Series E-1 Convertible Preferred Stock equal to 5% per annum of the liquidation value of the outstanding Series E Preferred Stock. The shares of Series E-1 Preferred Stock have all the same terms, preferences and characteristics as the Series E Preferred Stock (including, without limitation, the right to receive cash dividends), except (i) Series E-1 Convertible Preferred Stock are mandatorily redeemable by us within thirty (30) days after written demand received from any holder at any time after the earlier of the occurrence of a Preferred Default or November 15, 2020, for a cash payment equal to the Liquidation Value (as defined in the Certificate of Designation for the Series E Preferred Stock) plus any accrued and unpaid dividends thereon, (ii) each share of Series E-1 Preferred Stock is initially convertible into 602 shares of our common stock, and (iii) Series E-1 Convertible Preferred Stock may be cancelled and extinguished by us if all shares of Series E Preferred Stock are redeemed by us on or prior to October 31, 2020.
Dividends paid | $									$ 2,480	1,125	$ 1,175	$ 200
Gross proceeds from issuance of common stock | $				$ 775						5,515	5,515	2,315
Fair Value of Shares Issued | $								$ 471		4,396	4,361
Common stock, amount | $							$ 1		$ 1		$ 1
Stock options granted
Mr. Briand [Member]
Preferred stock converted into common stock		16,215
Series A Preferred Stock-Related Party [Member]
Preferred stock, par value per share | $ / shares											$ 0.00001	$ 0.00001
Preferred stock, stated value per share | $ / shares					$ 1.00
Preferred stock, dividend rate, percentage					12.00%						12.00%
Preferred stock, redemption terms									Shares of the Series A Preferred Stock are convertible into shares of common stock at the holder's election at any time prior to December 31, 2020, at a conversion rate of one and three tenths (1.3) shares of common stock for every 50 shares of Series A Preferred Stock that the holder elects to convert.		Shares of the Series A Preferred Stock are convertible into shares of common stock at the holder's election at any time prior to December 31, 2020 (the "Redemption Date"), at a conversion rate of one and three tenths (1.3) shares of common stock for every 50 shares of Series A Preferred Stock that the Holder elects to convert. Originally the redemption date was December 31, 2018 and this was extended to December 31, 2020 in January 2019. Except as otherwise required by law, the Series A Preferred Stock shall have no voting rights.
Conversion of preferred stock to common stock conversion ratio							1.3		1.3
Dividends paid | $							$ 0	50	$ 0	150	$ 200	$ 200
Preferred stock accrued dividends | $							$ 93	0	$ 93	0
Preferred Stock, Par Value Per Share | $ / shares											$ 0.00001	$ 0.00001
Preferred Stock, Shares Outstanding											1,663,008	1,663,008
Series A Preferred Stock-Related Party [Member] | Designated Shares [Member]
Preferred stock, shares authorized															1,663,008
Preferred stock, par value per share | $ / shares															$ 0.00001
Preferred Stock, Par Value Per Share | $ / shares															$ 0.00001
Series E Preferred Stock [Member]
Preferred stock, shares authorized							13,000		13,000		13,000	13,000
Preferred stock, stated value per share | $ / shares							$ 0.00001		$ 0.00001		$ 0.00001	$ 0.00001		$ 1,000
Preferred stock, dividend rate, percentage									12.00%
Preferred stock accrued dividends | $							$ 551		$ 551
Number of common stock issuable on conversion of preferred stock							561.8		561.8					561.8
Convertible preferred stock, term									Each share of Series E Preferred Stock was initially convertible into 561.8 shares of our common stock at any time after October 31, 2020 or the occurrence of a Preferred Default (as defined in the Certificate of Designation for Series E Preferred Stock, as amended). A holder of Series E Preferred Stock is not required to pay any additional consideration in exchange for conversion of such Series E Preferred Stock into our common stock.
Fair Value of Shares Issued | $			$ 2,425,000
Shares Issued, price per share | $ / shares			$ 1.65
Proceeds from offering in excess to redeem preferred stock | $			$ 3,000,000
Common stock issued to holder									7,303,371		7,303,371
Convertible preferred stock, shares issued upon conversion							561.8		561.8					561.8
Preferred Stock, Shares Outstanding							13,000		13,000		13,000	13,000
Series E Preferred Stock [Member] | Registered Direct Offering [Member]
Number of shares of common stock				387,500
Gross proceeds from issuance of common stock | $				$ 775,000
Series E Preferred Stock [Member] | Maximum [Member]
Preferred stock, dividend rate, percentage									50.00%
Gross proceeds from equity offering | $									$ 3,000		$ 3,000
Deemed closing price of common Share | $ / shares							$ 3.50		$ 3.50
Series E-1 Preferred Stock [Member]
Preferred stock accrued dividends | $							$ 45		$ 45
Common stock issued to holder									734,337		439,157
Common stock, amount | $							$ 10		$ 10
Number of trading days | Day									5
Series E-1 Preferred Stock [Member] | Minimum [Member]
Average market price | $ / shares							$ 0.50		$ 0.50
2019 Long Term Incentive Plan [Member]
Stock based compensation | $											$ 232
Stock options granted						370,000
Units vesting upon employees being in good standing, Percentages						50.00%
Units vesting upon average share price, Percentages						50.00%
Stock based compensation expenses | $							$ 71	72	$ 213	161
Restricted Stock [Member] | Two Thousand Fifteen And Two Thousand Sixteen Omnibus Incentive Plan [Member]
Share-based compensation restricted period									3 years			3 years
Stock based compensation | $							61	132	$ 227	407	$ 539	$ 896
Stock Options [Member]
Stock based compensation | $							7	7	$ 20	$ 43
Board and Committee [Member]
Number of shares of common stock									16,800	16,800	22,400	21,000
Stock based compensation | $							$ 10	$ 25	$ 34	$ 72	$ 94	$ 208
Board and Committee [Member] | Maximum [Member]
Shares Issued, price per share | $ / shares							$ 0.85	$ 1.79	$ 0.85	$ 1.79	$ 1.79	$ 3.25
Board and Committee [Member] | Minimum [Member]
Shares Issued, price per share | $ / shares							$ 0.56	$ 1.58	$ 0.56	$ 1.58	$ 0.83	$ 1.40
Employee [Member]
Number of shares of common stock												125,000
Employee [Member] | Maximum [Member]
Shares Issued, price per share | $ / shares												$ 1.61
Employee [Member] | Minimum [Member]
Shares Issued, price per share | $ / shares												$ 1.54
Employees And Board Members [Member] | Restricted Stock [Member] | Two Thousand Fifteen And Two Thousand Sixteen Omnibus Incentive Plan [Member]
Shares issued									212,815
Subsequent Event [Member] | Series E Preferred Stock [Member]
Preferred stock accrued dividends | $													$ 551
Number of common stock issuable on conversion of preferred stock	1,300
Preferred stock, liquidation preference Per Share | $ / shares	$ 1,000
Number of preferred stock reedemed	1,300
Convertible preferred stock, shares issued upon conversion	1,300
Preferred Stock, Shares Outstanding	11,700
Subsequent Event [Member] | Series E-1 Preferred Stock [Member]
Preferred stock, par value per share | $ / shares	$ 1.00
Preferred stock accrued dividends | $													$ 45
Preferred Stock, Par Value Per Share | $ / shares	1.00
Preferred stock, liquidation preference Per Share | $ / shares	$ 1,000
Subsequent Event [Member] | Board and Committee [Member]
Number of shares of common stock	5,600
Subsequent Event [Member] | Employee [Member]
Number of shares of common stock	5,000
Subsequent Event [Member] | CEO And President Brendan Flood [Member]
Number of shares of common stock	300,000
Subsequent Event [Member] | Jackson Related Party [Member]
Number of shares of common stock	100,000